Auditor's Remuneration - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of auditors remuneration [line items]
Audit related assurance services fee	£ 8,600,000	£ 8,600,000	£ 7,400,000
Audit-related assurance services [member]
Disclosure of auditors remuneration [line items]
Audit related assurance services fee	800,000	600,000	£ 900,000
Audit-related assurance services [member] | RELX PLC and RELX NV [member]
Disclosure of auditors remuneration [line items]
Audit related assurance services fee	£ 0	£ 100,000